Accrued and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued and Other Liabilities [Abstract]
Schedule of Accrued and Other Liabilities

Accrued and other liabilities consisted of the following:

	As of December 31,
	2023	2024
Accrued payroll and welfare	$635	$578
Amounts due to students (Note i)	268	5
Deferred revenue (Note ii)	544	436
Others	21	10
Total	$1,468	$1,029

(Note i) The balance represented refund to students and HEERF Grant to students received on behalf of students.

(Note ii) The balance represented the tuition payment collected in advance.